Leases - Future Minimum Commitments Chartered-in Vessels (Details)	Dec. 31, 2019
Property Subject To Or Available For Operating Lease [Line Items]
Incremental borrowing rate upon adoption	7.25%
Land Lease Agreement
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease terms	46 years 3 months
Land Lease Agreement | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	46 years 2 months
Land Lease Agreement | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	46 years 7 months
Office Lease Agreement
Property Subject To Or Available For Operating Lease [Line Items]
Weighted average remaining lease terms	1 year 10 months 23 days
Office Lease Agreement | Minimum
Property Subject To Or Available For Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	2 months 13 days
Office Lease Agreement | Maximum
Property Subject To Or Available For Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	3 years 9 months 18 days